ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure	Dec. 31, 2011 Senior Notes 6.75 Percent Due 2021	Mar. 04, 2011 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2010 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2011 Senior Notes 8.375 Percent Due 2014	Dec. 31, 2010 Senior Notes 8.375 Percent Due 2014	Nov. 29, 2007 Senior Notes 8.375 Percent Due 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes, carrying value					$ 475,000	$ 475,000	$ 0	$ 3,573	$ 425,000	$ 425,000
Senior Notes, fair value					472,625		0	3,731	450,500
Percentage of Senior Notes fair value over carrying value					99.50%			104.43%
Senior Secured Credit Facility revolving loans	$ 295,000	$ 0	$ 295	$ 295,000